REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Seamless Group Inc [Member]
SCHEDULE OF REVENUE
	Years end December 31,
	2022	2021
	US$	US$

Remittance services	26,714,151	30,196,550
Sales of Airtime	28,501,152	24,538,576
Other services	285,614	2,766,245
	55,500,917	57,501,370